UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands, shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Net revenue	$ 2,074,000	$ 1,700,000	$ 6,007,000	$ 4,738,000
Cost of revenue	1,464,000	1,400,000	4,390,000	4,108,000
Gross profit	610,000	300,000	1,617,000	630,000
Research and development expenses	124,000	114,000	372,000	349,000
Selling, general and administrative expenses	129,000	134,000	366,000	427,000
Operating expenses	253,000	248,000	738,000	776,000
Profit (loss) from operations	357,000	52,000	879,000	(146,000)
Finance expenses, net	(11,000)	(27,000)	(58,000)	(82,000)
Share of profit of joint ventures	1,000	1,000	3,000	3,000
Other income (expense), net	8,000	1,000	32,000	(19,000)
Profit (loss) before income taxes	355,000	27,000	856,000	(244,000)
Income tax expense	(19,000)	(22,000)	(78,000)	(52,000)
Net income (loss) for the period	336,000	5,000	778,000	(296,000)
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	337,000	6,000	780,000	(293,000)
Non-controlling interest	(1,000)	(1,000)	(2,000)	(3,000)
Net income (loss) for the period	$ 336,000	$ 5,000	$ 778,000	$ (296,000)
Net earnings (loss) per share attributable to the equity holders of the Company:
Weighted average shares outstanding, basic (in shares)	543	500	537	500
Diluted weighted average common shares outstanding (in shares)	553	512	551	500
Basic loss per share (in USD per share)	$ 0.62	$ 0.01	$ 1.45	$ (0.59)
Diluted loss per share (in USD per share)	$ 0.61	$ 0.01	$ 1.42	$ (0.59)